CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 14,212,778	$ 2,178,204
Restricted cash	133,196	20,413
Restricted cash, non-current (1)	14,118	2,163
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	¥ 14,360,092	$ 2,200,780